Note 7 - Stockholders' Equity - Schedule of Accumulated other comprehensive income (loss) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Balance	$ 2,591,646	$ 2,039,514	$ 2,039,514	$ 1,968,104	$ 1,978,967
Balance	2,570,813	2,073,967	2,591,646	2,039,514	1,968,104
Changes in fair value of derivative contracts designated as hedge transactions
Balance	1,505	5,994	5,994	13,708	9,162
Other comprehensive income (loss) before reclassification			6,143	(2,930)	22,384
Reclassification from AOCI to earnings			(13,121)	(11,392)	(18,669)
Reclassification from AOCI to fair value adjustments			0
Provision for income taxes			(1,650)	2,822	(1,683)
Balance			1,505	5,994	13,708
Changes in fair value of derivative contracts designated as hedge transactions [Member]
Balance	1,505	5,994	5,994
Other comprehensive income (loss) before reclassification	(1,507)	3,688
Reclassification from AOCI to earnings	(2,310)	(2,178)
Reclassification from AOCI to cost of sales and other direct production costs	349	1,825
Reclassification from AOCI to fair value adjustments	525
Provision for income taxes	786	(901)
Balance	(652)	8,428	1,505	5,994
Adjustments for pension plane [Member]
Balance	(4,839)	(16,260)	(16,260)	(7,871)	(6,714)
Other comprehensive income (loss) before reclassification			11,916	(11,880)	(1,333)
Reclassification from AOCI to earnings			(0)	0	0
Reclassification from AOCI to fair value adjustments			(15,359)
Provision for income taxes			8,457	3,069	428
Balance			(4,839)	(16,260)	(7,871)
Adjustments For Pension Plans [Member]
Balance	(4,839)	(16,260)	(16,260)
Other comprehensive income (loss) before reclassification	0	0
Reclassification from AOCI to earnings	0	0
Reclassification from AOCI to cost of sales and other direct production costs	0	0
Reclassification from AOCI to fair value adjustments	0
Provision for income taxes	0	0
Balance	(4,839)	(16,260)	(4,839)	(16,260)
Accumulated Other Comprehensive Income (Loss), Net
Balance	(3,334)	(10,266)	(10,266)	5,837	2,448
Other comprehensive income (loss) before reclassification			18,059	(14,810)	21,051
Reclassification from AOCI to earnings			(13,121)	(11,392)	(18,669)
Reclassification from AOCI to fair value adjustments			(15,359)
Provision for income taxes			6,807	5,891	(1,255)
Balance	(5,491)	(7,832)	(3,334)	(10,266)	$ 5,837
Accumulated Distributions in Excess of Net Income [Member]
Balance	(3,334)	(10,266)	(10,266)
Other comprehensive income (loss) before reclassification	(1,507)	3,688
Reclassification from AOCI to earnings	(2,310)	(2,178)
Reclassification from AOCI to cost of sales and other direct production costs	349	1,825
Reclassification from AOCI to fair value adjustments	525
Provision for income taxes	786	(901)
Balance	$ (5,491)	$ (7,832)	$ (3,334)	$ (10,266)